DEBT - Net Carrying Value Of The Convertible Notes (Details) - Convertible Notes - Convertible Senior Notes - USD ($) $ in Millions	Dec. 31, 2017	Sep. 25, 2017
Debt Instrument [Line Items]
Principal amount	$ 230
Unamortized debt discount	(32)
Unamortized debt issuance costs	(6)
Long-term Debt	192	$ 197
Equity component, net of issuance costs	$ 33	$ 33